Funding Debts - Liabilities to Individual Investors and Institutional Funding Partners (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Aggregate amount funded from funding sources	¥ 20,546,221	$ 3,148,846	¥ 8,373,790	¥ 14,918,165
Financing receivables, net			¥ 4,411,488
Liabilities to Individual Investors - Juzi Licai
Debt Instrument [Line Items]
Term			24 months
Weighted average interest rate			7.70%
Aggregate amount funded from funding sources			¥ 821,400
Liabilities to Other Funding Partners
Debt Instrument [Line Items]
Weighted average interest rate	9.30%		9.70%
Aggregate amount funded from funding sources	¥ 5,092,300		¥ 3,005,000
Financing receivables, net	¥ 325,700		¥ 420,400